UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM 10-D

ASSET-BACKED ISSUER

DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF

THE SECURITIES EXCHANGE ACT OF 1934

For the monthly distribution period from:

October 12, 2024 to November 13, 2024

Commission File Number of issuing entity: 333-189017-09

Central Index Key Number of issuing entity: 0001643661

Citigroup Commercial Mortgage Trust 2015-GC31

(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor: 333-189017

Central Index Key Number of depositor: 0001258361

Citigroup Commercial Mortgage Securities Inc.

(Exact name of depositor as specified in its charter)

Citigroup Global Markets Realty Corp.

(Central Index Key Number: 0001541001)

Goldman Sachs Mortgage Company

(Central Index Key Number: 0001541502)

LMF Commercial, LLC (f/k/a Rialto Mortgage Finance, LLC)

(Central Index Key Number: 0001592182)

RAIT Funding, LLC

(Central Index Key Number: 0001587045)

KGS-Alpha Real Estate Capital Markets, LLC

(Central Index Key Number: 0001765483)

(Exact names of sponsors as specified in their respective charters)

Richard Simpson (212) 816-5343

(Name and telephone number, including area code, of the person to contact in connection with this filing)

New York

(State or other jurisdiction of incorporation or organization of the issuing entity)

47-4463366

47-4475603

47-7148307

(I.R.S. Employer Identification No.)

c/o Citibank, N.A. 388 Greenwich Street, 14th Floor New York, New York	10013
(Address of principal executive offices of the issuing entity)	(Zip Code)

(212) 816-5693

(Telephone number, including area code)

Title of class	Registered/reporting pursuant to (check one)			Name of exchange (If Section 12(b))
	Section 12(b)	Section 12(g)	Section 15(d)
A-1	☐	☐	☒	Not Applicable
A-2	☐	☐	☒	Not Applicable
A-3	☐	☐	☒	Not Applicable
A-4	☐	☐	☒	Not Applicable
A-AB	☐	☐	☒	Not Applicable
X-A	☐	☐	☒	Not Applicable
A-S	☐	☐	☒	Not Applicable
B	☐	☐	☒	Not Applicable
PEZ	☐	☐	☒	Not Applicable
C	☐	☐	☒	Not Applicable
D	☐	☐	☒	Not Applicable

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days.    Yes  ☒    No  ☐

PART I – DISTRIBUTION INFORMATION

Item 1. Distribution and Pool Performance Information.

On November 13, 2024, a distribution was made to holders of the certificates issued by Citigroup Commercial Mortgage Trust 2015-GC31.

The distribution report is attached as Exhibit 99.1 to this Form 10-D.

No assets securitized by Citigroup Commercial Mortgage Securities Inc. (the “Depositor”) and held by Citigroup Commercial Mortgage Trust 2015-GC31 were the subject of a demand to repurchase or replace for breach of the representations and warranties contained in the underlying transaction documents during the monthly distribution period covered by this distribution report on Form 10-D.

The Depositor most recently filed a Form ABS-15G under Rule 15Ga-1 under the Securities Exchange Act of 1934 (“Rule 15Ga-1”) on February 9, 2024. The CIK number of the Depositor is 0001258361.

Citigroup Global Markets Realty Corp. (“CGMRC”), one of the sponsors, most recently filed a Form ABS-15G under Rule 15Ga-1 on February 9, 2024. The CIK number of CGMRC is 0001541001.

Goldman Sachs Mortgage Company (“GSMC”), one of the sponsors, most recently filed a Form ABS-15G under Rule 15Ga-1 on November 13, 2024. The CIK number of GSMC is 0001541502.

LMF Commercial, LLC (f/k/a Rialto Mortgage Finance, LLC) (“LMF”), one of the sponsors, most recently filed a Form ABS-15G under Rule 15Ga-1 on February 1, 2024. The CIK number of LMF is 0001592182.

RAIT Funding, LLC (“RAIT”), one of the sponsors, most recently filed a Form ABS-15G under Rule 15Ga-1 on February 16, 2021. The CIK number of RAIT is 0001587045.

Brunello Purchaser LLC, the parent of KGS-Alpha Real Estate Capital Markets, LLC, one of the sponsors, most recently filed a Form ABS-15G under Rule 15Ga-1 on February 5, 2024. The CIK number of Brunello Purchaser LLC is 0001765483.

Item 1A. Asset-Level Information.

Not applicable

Item 1B. Asset Representations Reviewer and Investor Communication.

Not applicable

PART II – OTHER INFORMATION

Item 2. Legal Proceedings.

No information to report for the monthly distribution period covered by this distribution report on Form 10-D.

Item 3. Sales of Securities and Use of Proceeds.

None

Item 4. Defaults Upon Senior Securities.

None

Item 5. Submission of Matters to a Vote of Security Holders.

None

Item 6. Significant Obligors of Pool Assets.

The property securing the 135 South LaSalle mortgage loan constitutes a significant obligor within the meaning of Item 1101(k)(2) of Regulation AB and as disclosed in the Prospectus Supplement for Citigroup Commercial Mortgage Trust 2015-GC31 filed on July 8, 2015. With respect to the property securing the 135 South LaSalle mortgage loan, the most recent unaudited net operating income was -$5,209,598 from January 01, 2024 through September 30, 2024. There is no material update at this time.

Item 7. Change in Sponsor Interest in Securities.

None

Item 8. Significant Enhancement Provider Information.

None

Item 9. Other Information.

None

Item 10. Exhibits.

(a) The following is a list of documents filed as part of this Form 10-D:

(99.1): Monthly report distributed to holders of the certificates issued by Citigroup Commercial Mortgage Trust 2015-GC31, relating to the November 13, 2024 distribution.

(b) The exhibits required to be filed by the Registrant pursuant to this Form 10-D are listed above and in the Exhibit Index that immediately precedes the signature page hereof.

EXHIBIT INDEX

Exhibit Number	Description

Exhibit 99.1	Monthly report distributed to holders of the certificates issued by Citigroup Commercial Mortgage Trust 2015-GC31, relating to the November 13, 2024 distribution.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

Citigroup Commercial Mortgage Securities Inc.
(Depositor)

/s/ Richard Simpson
Richard Simpson, President

Date: November 27, 2024